Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Nov. 16, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued external research and development	$ 3,578	$ 4,077
Accrued compensation and related expenses	3,003	$ 2,791
Accrued taxes payable	316		$ 570
Operating lease liability, current	538		471
Accrued professional services and other	2,328		1,588
Total accrued expenses and other current liabilities	$ 9,763		$ 9,497
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued Expenses And Other Current Liabilities		Accrued Expenses And Other Current Liabilities